SUBSIDIARY PUBLIC ISSUERS (Details - Balance Sheet) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	$ 1,961	$ 1,666
Long-term assets	32,142	29,238
Current liabilities	1,689	2,514
Long-term liabilities	15,208	14,108
Non controlling Interests	8,129	6,298	$ 5,589	$ 2,587
Equity	17,206	14,282	12,672	8,763
Non-controlling interests
Disclosure of subsidiaries [line items]
Non controlling Interests	12,015	9,815
Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Non controlling Interests	8,129	6,298
Equity	8,129	6,298	5,589	2,587
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non controlling Interests	3,252	2,843
Equity	3,252	2,843	2,680	2,559
Preferred equity
Disclosure of subsidiaries [line items]
Non controlling Interests	568	616
Equity	568	616	576	610
Preferred Limited Partners equity
Disclosure of subsidiaries [line items]
Equity	707	511
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Non controlling Interests	66	58
Equity	66	58	$ 55	$ 52
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	32	32
Long-term assets	5,208	4,483
Current liabilities	38	43
Long-term liabilities	0	0
Brookfield Renewable | Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
Brookfield Renewable | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Preferred Limited Partners equity
Disclosure of subsidiaries [line items]
Equity	707	511
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	389	412
Long-term assets	239	262
Current liabilities	6	7
Long-term liabilities	0	0
BRP Equity | Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
BRP Equity | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	568	616
BRP Equity | Preferred Limited Partners equity
Disclosure of subsidiaries [line items]
Equity	0	0
Finco
Disclosure of subsidiaries [line items]
Current assets	1,631	1,691
Long-term assets	1	0
Current liabilities	21	180
Long-term liabilities	1,607	1,505
Finco | Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
Finco | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Finco | Preferred Limited Partners equity
Disclosure of subsidiaries [line items]
Equity	0	0
Holding Entities
Disclosure of subsidiaries [line items]
Current assets	93	525
Long-term assets	24,078	20,142
Current liabilities	3,096	3,024
Long-term liabilities	798	693
Holding Entities | Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
Holding Entities | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non controlling Interests	3,252	2,843
Holding Entities | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Holding Entities | Preferred Limited Partners equity
Disclosure of subsidiaries [line items]
Equity	718	516
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	3,639	2,816
Long-term assets	32,433	29,508
Current liabilities	2,351	3,071
Long-term liabilities	13,445	12,670
Other Subsidiaries | Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Non controlling Interests	8,129	6,298
Other Subsidiaries | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Preferred Limited Partners equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,823)	(3,810)
Long-term assets	(29,817)	(25,157)
Current liabilities	(3,823)	(3,811)
Long-term liabilities	(642)	(760)
Consolidating adjustments | Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
Consolidating adjustments | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non controlling Interests	0	0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Preferred Limited Partners equity
Disclosure of subsidiaries [line items]
Equity	$ (718)	$ (516)